Commitments and Contingencies	12 Months Ended
Aug. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
18.	COMMITMENTS AND CONTINGENCIES

Lease Obligations

The Group leases certain school and office premises under non-cancellable operating leases. The term of each lease agreement vary and may contain renewal options. Rental payments under operating leases are charged to expense on the straight-line basis over the period of the lease. Rental expenses under operating leases for the years ended August 31, 2015, 2016 and 2017 were RMB 2,834, RMB 15,181 and RMB 20,195, respectively.

Future rental commitments under non-cancellable operating leases as of August 31, 2017 were as follows:

RMB
Year ending August 31:
2018	18,716
2019	16,601
2020	12,239
2021	5,734
2022	3,311
Thereafter	112,339
168,940

Capital commitment

As of August 31, 2017, future minimum capital commitments under non-cancelable construction contracts were as follows:

RMB
Capital commitment for construction of schools	15,462